INVESTMENT PROPERTIES - Components of investment properties (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Properties:
Investment properties	CAD 2,733,568	CAD 2,653,095
Income-Producing Properties
Investment Properties:
Investment properties	2,714,684	2,646,292	CAD 2,576,562
Land Held For Development
Investment Properties:
Investment properties	CAD 18,884	CAD 6,803	CAD 7,173